Accounts Receivable	12 Months Ended
Jun. 30, 2023
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE

NOTE 4 – ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following as of June 30, 2023 and 2022:

	2023	2022
Accounts receivable, gross	$1,018,691	$877,931
Accounts receivable, net	$1,018,691	$877,931

The Company recorded no allowance for doubtful accounts as of June 30, 2023 and 2022. The Company gives its customers credit periods of 30 days to 1 year and continually assesses the recoverability of uncollected accounts receivable. As of June 30, 2023 and 2022, the balances of the Company’s accounts receivable were all due within credit periods. Management believes the balances of accounts receivable will be collected in full.